Disclosures Required By Swiss Law - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory Liabilities [Line Items]
Total personnel expenses	$ 1,233.7	$ 941.4
Fire insurance values of property, plant, and equipment	$ 4,684.1